UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  ________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             2/23/10
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             6
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Form 13F Information Table Entry Total:        30
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Form 13F Information Table Value Total:       $340,326
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number                Name

     1                                      Centerbridge Credit Partners
                                            General Partner, L.L.C.
     2                                      Centerbridge Credit Partners
                                            Offshore General Partner, L.L.C.
     3                                      Centerbridge Credit Advisors,
                                            L.L.C.
     4                                      Centerbridge Partners Holdings, LLC
     5                                      Jeffrey H. Aronson
     6                                      Mark T. Gallogly

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                                                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5    COLUMN 6   COLUMN 7     COLUMN 8
                                                             VALUE    SHRS OR    SH/  PUT/ INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
AMERICAN INTL GROUP INC         UNIT 99/99/9999 026874115  19,459    1,717,463   SH        DEFINED    2,3,4,5,6        1,717,463
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AMERICAN INTL GROUP INC         UNIT 99/99/9999 026874115  10,326      911,351   SH        DEFINED    1,3,4,5,6          911,351
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AMERICAN INTL GROUP INC         UNIT 99/99/9999 026874115  10,259      905,511   SH        DEFINED    4,5,6              905,511
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CIT GROUP INC                   COM NEW         125581801   9,951      360,413   SH        DEFINED    3,4,5,6            360,413
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CIT GROUP INC                   COM NEW         125581801  97,274    3,523,144   SH        DEFINED    2,3,4,5,6        3,523,144
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CIT GROUP INC                   COM NEW         125581801  54,923    1,989,227   SH        DEFINED    1,3,4,5,6        1,989,227
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CIT GROUP INC                   COM NEW         125581801  53,178    1,926,052   SH        DEFINED    4,5,6            1,926,052
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ISTAR FINL INC                  COM             45031U101   5,614    2,193,135   SH        DEFINED    2,3,4,5,6        2,193,135
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ISTAR FINL INC                  COM             45031U101   3,100    1,211,111   SH        DEFINED    1,3,4,5,6        1,211,111
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ISTAR FINL INC                  COM             45031U101   2,094      818,050   SH        DEFINED    4,5,6              818,050
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NATIONAL WESTMINSTER BK PLC     SPON ADR C      638539882   3,546      204,399   SH        DEFINED    2,3,4,5,6          204,399
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NATIONAL WESTMINSTER BK PLC     SPON ADR C      638539882   2,001      115,324   SH        DEFINED    1,3,4,5,6          115,324
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NATIONAL WESTMINSTER BK PLC     SPON ADR C      638539882   1,699       97,902   SH        DEFINED    4,5,6               97,902
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ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS Q  780097754   4,490      408,895   SH        DEFINED    2,3,4,5,6          408,895
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ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS Q  780097754   2,535      230,825   SH        DEFINED    1,3,4,5,6          230,825
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ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS R  780097747   2,243      220,725   SH        DEFINED    2,3,4,5,6          220,725
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ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS R  780097747   1,651      162,475   SH        DEFINED    1,3,4,5,6          162,475
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ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS R  780097747     484       47,600   SH        DEFINED    4,5,6               47,600
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ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788  11,381      878,184   SH        DEFINED    2,3,4,5,6           878,184
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ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788   6,857      529,051   SH        DEFINED    1,3,4,5,6           529,051
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ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788   7,458      575,445   SH        DEFINED    4,5,6               575,445
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ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T   780097713   5,453      458,646   SH        DEFINED    2,3,4,5,6           458,646
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ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T   780097713   3,077      258,774   SH        DEFINED    1,3,4,5,6           258,774
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ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T   780097713   1,809      152,180   SH        DEFINED    4,5,6               152,180
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ROYAL BK SCOTLAND GROUP PLC     SPON ADR F      780097804   3,747      233,591   SH        DEFINED    2,3,4,5,6           233,591
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ROYAL BK SCOTLAND GROUP PLC     SPON ADR F      780097804   2,114      131,794   SH        DEFINED    1,3,4,5,6           131,794
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ROYAL BK SCOTLAND GROUP PLC     SPON ADR F      780097804   1,642      102,359   SH        DEFINED    4,5,6               102,359
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ROYAL BK SCOTLAND GROUP PLC     SPON ADR SER H  780097879   5,869      406,428   SH        DEFINED    2,3,4,5,6           406,428
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ROYAL BK SCOTLAND GROUP PLC     SPON ADR SER H  780097879   3,311      229,305   SH        DEFINED    1,3,4,5,6           229,305
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ROYAL BK SCOTLAND GROUP PLC     SPON ADR SER H  780097879   2,781      192,559   SH        DEFINED    4,5,6               192,559
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